STOCKHOLDERS DEFICIT (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Exercise price per share		$ (0)	$ (0)
Number of Warrants, Outstanding and Exercisable	23,805,027	23,805,027	8,004,708
Weighted average exercise price or warrants, Outstanding and Exercisable	$ 0.079	$ 0.079	$ 0.014
Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercise price per share	$ 0.004750
Number of Warrants, Outstanding and Exercisable	15,800,319
Weighted Average Remaining Contractual Life (Years)	1 year 10 months 18 days
Weighted average exercise price or warrants, Outstanding and Exercisable	$ 0.00475